Leases - Additional information (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Interest on lease liabilities	$ 530	$ 646
Expense relating to short-term leases	10
Expense relating to leases of low-value assets that are not shown above as short-term leases	761
Cash flows from lease liabilities, Total cash flows	$ (771)